Note 7. Investments Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments [Abstract]
Cost-method Investments, Other than Temporary Impairment	$ 1.0	$ 3.2	$ 3.6